Employee Benefit Plan, Schedule, Reportable Transaction	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Reportable Transaction [Abstract]
EBP Plan Distributions
4.  Distributions

The following table summarizes stock purchased and distributed for the respective purchase periods:

Date of purchase	12/10/2025	6/10/2025	12/10/2024	6/10/2024	12/8/2023	6/9/2023

Participant contributions	$1,644,016	$1,613,233	$1,587,153	$1,579,367	$1,609,126	$1,686,821
Employer contributions	290,081	284,701	469,579	389,115	283,877	627,132

Market value of stock	$1,934,097	$1,897,934	$2,056,732	$1,968,482	$1,893,003	$2,313,953

Market value of stock purchased and distributed per share	$176.34	$207.97	$225.05	$199.34	$175.75	$188.31
Shares purchased and distributed	10,968	9,126	9,139	9,875	10,771	12,288